PROPERTY AND EQUIPMENT, NET - Schedule of Depreciation Expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Depreciation expense	¥ 121,760	¥ 171,256	¥ 192,538
Cost of revenues [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	93,503	132,898	150,188
Selling and marketing expenses [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	11,999	18,137	19,303
General and administrative expenses [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	15,345	18,867	22,314
Research and development expenses [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	¥ 913	¥ 1,354	¥ 733